Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”) (a)	Compensation Actually Paid to PEO (b)	Average Summary Compensation Table Total for Non-PEO NEOs (c)	Average Compensation Actually Paid to Non-PEO NEOs (d)	Value of Initial Fixed $100 Investment Based On:		Net Income (000s) (g)	Company Selected Performance Measure ROE (h)
					Total Shareholder Return (“TSR”) (e)	Peer Group TSR (f)
2022	1,902,010	1,230,105	773,436	560,992	101.04	110.67	71,681	14.49%
2021	1,842,107	2,298,530	780,578	850,822	115.44	132.19	76,870	14.03%
2020	1,646,713	1,608,566	860,270	712,813	88.20	92.50	69,829	13.51%

Company Selected Measure Name	ROE
Named Executive Officers, Footnote [Text Block]	Reflects the total compensation reported for Mr. Handy (our Chief Executive Officer) in the “Total” column of the Summary Compensation Table for each corresponding year. Refer to the heading “Executive Compensation - Summary Compensation Table” earlier in this Proxy Statement.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Bank Index.
PEO Total Compensation Amount	$ 1,902,010	$ 1,842,107	$ 1,646,713
PEO Actually Paid Compensation Amount	$ 1,230,105	2,298,530	1,608,566
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts listed under “Compensation Actually Paid to PEO” have been calculated in accordance with instructions provided under Item 402(v) of Regulation S-K. The amounts listed do not reflect the actual amount of compensation earned by or paid to Mr. Handy during the applicable year. The following table reconciles this amount to the Summary Compensation Table Total for each corresponding year:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (1)	Other Equity Award Adjustments (2)	Reported Change in the Actuarial Present Value of Pension Benefits (3)	Pension Benefit Adjustments (4)	Compensation Actually Paid to PEO
2022	1,902,010	(597,014)	(74,891)	—	—	1,230,105
2021	1,842,107	(563,399)	1,019,822	—	—	2,298,530
2020	1,646,713	(529,383)	491,236	—	—	1,608,566
(1)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(2)The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The dollar amounts reported in this column represent the sum of the following:

Year	Year End Fair Value of Equity Awards Granted During Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	440,991	(497,450)	—	(74,695)	—	56,263	(74,891)
2021	688,165	214,644	—	62,695	—	54,318	1,019,822
2020	693,056	(131,885)	—	(95,576)	—	25,641	491,236
(3)The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year. Mr. Handy is not eligible for the Pension Plan.
(4)As noted in the prior footnote, Mr. Handy is not eligible for the Pension Plan.

Non-PEO NEO Average Total Compensation Amount	$ 773,436	780,578	860,270
Non-PEO NEO Average Compensation Actually Paid Amount	$ 560,992	850,822	712,813
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts listed under “Average Compensation Actually Paid to Non PEO NEOs” have been calculated in accordance with instructions provided under Item 402(v) of Regulation S-K. The amounts listed do not reflect the actual amount of compensation earned by or paid to the executives during the applicable year. The following table reconciles this amount to the Summary Compensation Table Average for each corresponding year.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Equity Award Adjustments (1)	Reported Change in the Actuarial Present Value of Pension Benefits (2)	Pension Benefit Adjustments (3)	Compensation Actually Paid to Non-PEO NEOs
2022	773,436	(222,324)	(19,713)	—	118,363	560,992
2021	780,578	(229,576)	384,485	(278,814)	109,486	850,822
2020	860,270	(202,052)	189,547	(643,102)	103,299	712,813
(1)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	164,222	(174,132)	—	(32,612)	—	22,809	(19,713)
2021	258,259	81,581	—	23,207	—	21,438	384,485
2020	264,522	(50,364)	—	(34,433)	—	9,822	189,547
(2)The amounts included in this column are the average amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year for Non-PEO NEOs. Mr. Gim and Ms. Noons are the only NEOs eligible for the Pension Plan.
(3)The average total pension benefit adjustments for each applicable year include the average aggregate of two components: (i) the actuarially determined service cost for services rendered by covered NEOs during the applicable year (the “service cost”); and (ii) the average entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2022	118,363	—	118,363
2021	109,486	—	109,486
2020	103,299	—	103,299

Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income - Short-Term Incentive AlignmentAs demonstrated in the Pay Versus Performance table above, the amount of compensation actually paid to Mr. Handy and the average amount of compensation actually paid to the Non-PEO NEOs is generally aligned with the Corporation’s net income over the three years presented. Net income is one of the metrics which determines the corporate performance payout of the Annual Performance Plan which covers Mr. Handy and all of the NEOs. Payments under this plan represent a significant portion of the compensation actually paid to Mr. Handy and the other NEOs, ranging from 16% to 38% of compensation actually paid during the three years presented. This plan is described under the heading “Compensation Discussion and Analysis - Short-Term Cash Incentive Compensation” earlier in this Proxy Statement.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Return on Equity (ROE) - Short-Term Incentive Alignment
As demonstrated in the Pay Versus Performance table above, the amount of compensation actually paid to Mr. Handy and the average amount of compensation actually paid to the Non-PEO NEOs is generally aligned with the Corporation’s ROE over the three years presented. ROE, on an absolute basis, is one of
	the metrics which determines the corporate performance payout of the Annual Performance Plan which covers Mr. Handy and the Non-PEO NEOs. As described above, payments under this plan represent a significant portion of the compensation actually paid to Mr. Handy and the other NEOs. This plan is described under the heading “Compensation Discussion and Analysis - Short-Term Cash Incentive Compensation” earlier in this Proxy Statement.
Total Shareholder Return Vs Peer Group [Text Block]
Comparison of the 3-year Cumulative TSR of the Corporation and of the Peer Group
As demonstrated in the Pay Versus Performance table above, the Corporation’s TSR over the three-year period presented was generally aligned with the TSR of the peer group presented for this purpose, the Nasdaq Bank Index, and general market trends. The Corporation has faced challenges presented by the COVID-19 pandemic and the impact of implementing of the CECL model, and will continue to face headwinds with the current interest rate environment. For more information regarding the Corporation’s performance and the companies that the Committee considers when determining compensation, refer to the heading “Compensation Discussion and Analysis” earlier in this Proxy Statement.

Total Shareholder Return Amount	$ 101.04	115.44	88.20
Peer Group Total Shareholder Return Amount	110.67	132.19	92.50
Net Income (Loss)	$ 71,681	$ 76,870	$ 69,829
Company Selected Measure Amount	0.1449	0.1403	0.1351
PEO Name	Mr. Handy	Mr. Handy	Mr. Handy
Additional 402(v) Disclosure [Text Block]	Reflects the average of the amounts reported in the “Total” column of the Summary Compensation Table for the named executive officers excluding Mr. Handy, who served as our CEO during each of the years listed, (collectively, the “non-PEO NEOs”) for each corresponding year. Refer to the heading “Executive Compensation - Summary Compensation Table” earlier in this Proxy Statement. For purposes of this table, the non-PEO NEOs for 2022 and 2020 are Messrs. Gim, Ohsberg and Hagerty and Ms. Ryan, and for 2021, Messrs. Gim and Ohsberg and Mses. Ryan and Noons.Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Corporation’s share price at the end and the beginning of the measurement period by the Corporation’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income reflected in the Corporation’s audited financial statements for the applicable year.Reflects the Corporation’s ROE as calculated under GAAP and reflected in the Corporation’s audited financial statements for the applicable year. ROE is a key performance metric in the short-term and long-term incentive programs, which represent a significant portion of compensation for the PEO and NEOs. We believe this metric is strongly aligned with shareholder value.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	ROE
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Compensation Actually Paid and Core Return on Equity - Long-Term Incentive Alignment
Core ROE, measured on a three-year relative basis compared to an industry comparator group is one of the metrics which determines final performance share unit awards granted to Mr. Handy and the Non-PEO NEOs. This grant is described under the heading “Compensation Discussion and Analysis - Long-Term Equity Incentive Compensation” earlier in this Proxy Statement. As demonstrated by the following table, the Corporation’s performance was in the top quartile for each grant vesting period.

Year	2017 PSU Grant Vested in 2020 (a)	2018 PSU Grant Vested in 2021 (b)	2019 PSU Grant Vested in 2022 (b)
Core ROE (3-year Average)	14.76%	14.94%	14.41%
Industry Comparator Group Core ROE (3-year Average)	9.77%	9.82%	11.01%
Percentile Ranking (3-year Average)	99.00%	96.80%	88.50%
(a)Industry comparator group was based on all publicly-traded banks and thrifts located in New England and the Mid-Atlantic (excluding institutions in Puerto Rico) with assets of $2.0 billion to $8.0 billion.
(b)Industry comparator group was based on all publicly-traded banks and thrifts located in New England and the Mid-Atlantic (excluding institutions in Puerto Rico) with assets of $2.0 billion to $9.0 billion.
Vested awards under this plan represent a significant portion of the compensation actually paid to Mr. Handy and the Non-PEO NEOs, ranging from 9% to 33% of compensation actually paid during the three years presented.

Measure Name	Core ROE
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Compensation Actually Paid and Earnings Per Share
Earnings Per Share (EPS) on a fully diluted basis, is one of the metrics which determines the corporate performance payout of the Annual Performance Plan, which covers Mr. Handy and the Non-PEO NEOs. As described above, payments under this plan represent a significant portion of the compensation actually paid to Mr. Handy and the Non-PEO NEOs. This plan is described under the heading “Compensation Discussion and Analysis - Short-Term Cash Incentive Compensation” earlier in this Proxy Statement. As demonstrated by the following table, the Corporation’s performance exceeded the goal established by the Compensation Committee for each year and the amount of compensation actually paid to Mr. Handy and the average amount of compensation actually paid to the Non-PEO NEOs is generally aligned with the Corporation’s EPS over the three years presented.

Year	Performance Target	Results (a)	Achievement Level
2022	$3.75	$4.08	108.80%
2021	$3.10	$4.39	141.60%
2020	$3.73	$3.97	106.40%

Measure Name	Fully diluted earnings per share (EPS)
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (597,014)	$ (563,399)	$ (529,383)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(74,891)	1,019,822	491,236
PEO [Member] | Adjustment, Change in Actuarial Present Value of Reported Pension Benefits Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment, Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	440,991	688,165	693,056
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(497,450)	214,644	(131,885)
PEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(74,695)	62,695	(95,576)
PEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	56,263	54,318	25,641
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(222,324)	(229,576)	(202,052)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,713)	384,485	189,547
Non-PEO NEO [Member] | Adjustment, Change in Actuarial Present Value of Reported Pension Benefits Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(278,814)	(643,102)
Non-PEO NEO [Member] | Adjustment, Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	118,363	109,486	103,299
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	164,222	258,259	264,522
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(174,132)	81,581	(50,364)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(32,612)	23,207	(34,433)
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	$ 22,809	$ 21,438	$ 9,822